Derivative Financial Instruments (Details 1) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Debt Settlement Obligation (Details Narrative)
Fair value at beginning of period	$ 163,000	$ 1,516,000	$ 1,516,000	$ 1,314,000
Recognition of derivative liabilities upon initial valuation	0	776,000	917,000	1,727,000
Extinguishment of derivative liabilities	382,000	1,337,000	3,460,000	(1,214,000)
Net change in the fair value of derivative liabilities	219,000	(165,000)	1,190,000	(311,000)
Fair value at end of period	$ 0	$ 790,000	$ 163,000	$ 1,516,000